INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule of detailed information about inventories
The following table summarises the inventory outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2020	31 December 2019
	€ million	€ million
Finished goods	389	408
Raw materials and supplies	210	232
Spare parts	82	83
Total inventories	681	723